Expense Example - Artisan International Small-Mid Fund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Advisor 1 Year	Advisor 3 Years	Advisor 5 Years	Advisor 10 Years	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years
USD ($)	136	425	734	1,613	121	378	654	1,443	112	350	606	1,340